Related Party Information (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
These transactions with FCA are reflected in the Company’s consolidated financial statements as follows:

	2020	2019	2018
	(in millions)
Net sales	$599	$719	$748
Cost of goods sold	$212	$319	$433
Selling, general and administrative expenses	$127	$147	$151

	December 31, 2020	December 31, 2019
	(in millions)
Trade receivables	$8	$4
Trade payables	$85	$83
These transactions primarily affected revenues, finance, interest and other income, cost of goods sold, trade receivables and payables and are presented as follows:

	2020	2019	2018
	(in millions)
Net sales	$1,076	$911	$1,068
Cost of goods sold	$412	$514	$522

	December 31, 2020	December 31, 2019
	(in millions)
Trade receivables	$170	$121
Trade payables	$98	$70